Accounts payable and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Summary of Accounts Payable and Accrued Expenses
Accounts payable and accrued expenses consist of the following:

	As of December 31, 2023	As of December 31, 2022
Marketing suppliers	$23,491	$20,212
Unbilled suppliers	17,039	15,868
Other suppliers	11,402	21,944
Total accounts payable and accrued expenses	$51,932	$58,024